As filed with the Securities and Exchange Commission on March 1, 1999

                                                        Registration No. 2-66295
                                                                        811-2982


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   F O R M   N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 25                    [ X ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 25                            [ X ]

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

              95 Wall Street, 22nd Floor, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)

                          Richard H. Gaebler, President
                     FIRST INVESTORS LIFE INSURANCE COMPANY
                           95 Wall Street, 22nd Floor
                            New York, New York 10005
                     (Name and Address of Agent For Service)

                        Copies of all communications to:
                         Freedman, Levy, Kroll & Simonds
                             1050 Connecticut Avenue
                           Washington, D.C. 20036-5366
                            Attn: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check the appropriate box):

|_|      immediately upon filing pursuant to paragraph (b) of Rule 485

|_|      on (date) pursuant to paragraph (b) of Rule 485

|X|      60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|      on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund A under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

                              CROSS-REFERENCE SHEET

N-4 Item No.                                              Location
------------                                              --------

PART A:  PROSPECTUS

    1.   Cover Page.....................................  Cover Page
    2.   Definitions....................................  Glossary of Special
                                                          Terms
    3.   Synopsis.......................................  Fee Table
    4.   Condensed Financial Information................  Condensed Financial
                                                          Information
    5.   General Description of Registrant,
          Depositor, and Portfolio Companies............  Overview, How the
                                                          Contracts Work, Who We
                                                          Are; The Contracts in
                                                          Detail, Allocation of
                                                          Net Purchase Payments
                                                          to Subaccount
    6.   Deductions and Expenses......................... Fee Table; The
                                                          Contracts in Detail,
                                                          Sales Charge Deducted
                                                          from Purchase
                                                          Payments, Mortality
                                                          and Expense Risk
                                                          Charges, Other Charges
    7.   General Description of Variable
          Annuity Contracts.............................. Overview; The
                                                          Contracts in Detail;
                                                          Tax Information; Other
                                                          Information
    8.   Annuity Period.................................. Overview; The
                                                          Contracts in Detail,
                                                          The Annuity Period
    9.   Death Benefit................................... Overview; The
                                                          Contracts in Detail,
                                                          The Accumulation
                                                          Period, The Annuity
                                                          Period
   10.   Purchases and Contract Value.................... The Contracts in
                                                          Detail
   11.   Redemptions..................................... The Contracts in
                                                          Detail
   12.   Taxes........................................... Tax Information
   13.   Legal Proceedings............................... Not Applicable
   14.   Table of Contents of the Statement
          of Additional Information...................... Table of Contents of
                                                          the Statement of
                                                          Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

   15.   Cover Page...................................... Cover Page
   16.   Table of Contents............................... Table Of Contents
   17.   General Information and History................. General Description;
                                                          Other Information
   18.   Services........................................ Services
   19.   Purchase of Securities Being Offered............ Purchase of Securities
   20.   Underwriters.................................... Services
   21.   Calculation of Performance Data................. Performance
                                                          Information
   22.   Annuity Payments................................ Annuity Payments
   23.   Financial Statements............................ Relevance of Financial
                                                          Statements;
                                                          Financial Statements

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY
("FIRST INVESTORS LIFE")

THROUGH

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A ("SEPARATE ACCOUNT A") 95 Wall Street, New York, New York 10005/(212) 858-8200

     This  Prospectus   describes   deferred  Variable  Annuity  Contracts  (the
"Contracts") that First Investors Life is offering you the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter to annuitize your accumulated cash value if you so elect. If you so elect, the Contracts offer several options under which you can receive annuity payments for life.

     The Contracts invest, through Separate Account A, in the First Investors Special Bond Fund, Inc. ("Special Bond Fund"). The amount you accumulate depends upon the performance of Separate Account A. You bear all of the investment risk, which means that you could lose money.

     The Internal Revenue Service may assess a penalty on early withdrawal. The Contracts provide you with a 10-day revocation right.

     Please read this prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated April 30, 1999, with the Securities and Exchange Commission. We incorporate the SAI by reference into this prospectus. See page 23 of this prospectus for the SAI Table of Contents. You can get a free SAI by contacting us at the address or telephone number shown above.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.

     This prospectus is valid only if attached to the current prospectus of First Investors Special Bond Fund, Inc. (the "Fund").

                  The date of this Prospectus is April 30, 1999

                               TABLE OF CONTENTS*
                           VARIABLE ANNUITY PROSPECTUS
       Item                                                                 Page
       ----
    GLOSSARY OF SPECIAL TERMS...............................................
    FEE TABLE...............................................................
    CONDENSED FINANCIAL INFORMATION.........................................
    OVERVIEW................................................................
       How the Contracts Work...............................................
       Who We Are...........................................................
       Who Should Consider Purchasing a Contract............................
       Risk and Reward Considerations.......................................
    THE CONTRACTS IN DETAIL.................................................
       Purchase Payments....................................................
       Sales Charge Deducted from Purchase Payments.........................
       Mortality and Expense Risk Charges...................................
       Other Charges........................................................
       The Accumulation Period..............................................
       Exchange Privilege...................................................
       The Annuity Period...................................................
       Ten-Day Revocation Right.............................................
    TAX INFORMATION.........................................................
       General..............................................................
       Non-Qualified Contracts..............................................
       Qualified Plan Contracts.............................................
       Withholding..........................................................
       Our Tax Status.......................................................
    PERFORMANCE INFORMATION.................................................
    OTHER INFORMATION.......................................................
       Voting Rights........................................................
       Reservation of Rights................................................
       Distribution of Contracts............................................
       Year 2000............................................................
       Financial Statements.................................................






-----------------------------
*A Table of Contents for the Special Bond Fund prospectus can be found at page __ of that prospectus.

                            GLOSSARY OF SPECIAL TERMS

     ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

     ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

     ACCUMULATION UNIT - A unit that measures the value of a Contractowner's interest in Separate Account A before the Annuity Commencement Date.

     ADDITIONAL PAYMENT - A Purchase Payment made to First Investors Life after issuance of a Contract.

     ANNUITANT - The person who is designated to receive annuity payments or who is actually receiving annuity payments.

     ANNUITY COMMENCEMENT DATE - The date on which we begin making annuity payments.

     ANNUITY UNIT - A unit that determines the amount of each annuity payment after the first annuity payment.

     BENEFICIARY - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

     CONTRACT - An individual variable annuity contract offered by this Prospectus.

     CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

     FIXED ANNUITY - An annuity with annuity payments that remain fixed as to dollar amount throughout the payment period.

     GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account A and other segregated investment accounts of First Investors Life.

     JOINT ANNUITANT - The designated second person under a joint and survivor life annuity.

     PURCHASE PAYMENT - A payment made to First Investors Life to purchase a Contract.

     SEPARATE ACCOUNT A - The segregated investment account entitled "First Investors Life Variable Annuity Fund A," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     VALUATION PERIOD - The period beginning at the end of any Valuation Date and extending to the end of the next Valuation Date.

     VARIABLE ANNUITY - An annuity with annuity payments that vary in dollar amount, in accordance with the net investment experience of Separate Account A, throughout the payment period.

     WE (AND OUR) - First Investors Life.

     YOU (AND YOUR) - The prospective Contractowner.

                                    FEE TABLE

     The tables below are provided to help you understand the various charges and expenses you will directly or indirectly bear in purchasing a Contract. They reflect the charges and expenses of Separate Account A, as well as the Fund in which Separate Account A invests. The tables reflect expenses expected to be incurred in 1999.

SEPARATE ACCOUNT A EXPENSES

Contractowner Transaction Expenses
----------------------------------

Maximum Sales Load Imposed on Purchases (as a percentage of Purchase
Payments)...............................................................  7.00%

Separate Account A Annual Expenses
----------------------------------
(as a percentage of average account value)

Mortality and Expense Risk Charges......................................  0.75%
Other Charges...........................................................  0.00%
                                                                          -----
Total Separate Account A Annual Expenses................................  0.75%

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)

     Management Fees....................................................  0.75%
     Other Expenses.....................................................  0.11%
                                                                          -----
     Total Fund Operating Expenses .....................................  0.86%*

* The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. We do not reflect these fee reductions under Total Fund Operating Expenses.

     For more complete descriptions of the various charges and expenses shown in the Fee Table, please refer to "THE CONTRACTS IN DETAIL -- Sales Charge,
Mortality and Expense Risk Charges, and Other Charges." We may deduct an administrative charge if the Accumulated Value of a Contract is less than $1,500 (see "Administrative Charge"). In addition, Premium taxes may be applicable (see "Other Charges").

EXAMPLE
If you surrender your Contract
(or if you annuitize)at the end
of the period shown, you would pay the
following expenses on a $1,000 investment,
assuming 5% annual return on assets:......... 1 year  3 years  5 years  10 years
                                              ------  -------  -------  --------

                                              $[   ]  $[    ]  $[    ]  $[     ]

         YOU SHOULD NOT CONSIDER THE EXPENSES IN THE EXAMPLE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

     This  table  shows  the   accumulation   unit  values  and  the  number  of
accumulation units outstanding for Separate Account A for the last ten fiscal years.

                                        Accumulation               Number of
                      At                Unit Value($)         Accumulation Units
              -----------------         -------------         ------------------
              December 31, 1989            2.08689               40,781,044.9
              December 31, 1990            1.88053               28,318,605.0
              December 31, 1991            2.53391               19,910,946.0
              December 31, 1992            2.88323               15,144,947.0
              December 31, 1993            3.38150               12,724,736.0
              December 31, 1994            3.31907               11,057,783.2
              December 31, 1995            3.97815                9,552,100.7
              December 31, 1996            4.46562                8,254,269.6
              December 31, 1997            4.91727                7,334,261.6
              December 31, 1998


                                    OVERVIEW

    This overview highlights some basic information about the Variable Annuity Contract offered by First Investors Life Insurance Company ("First Investors
Life", "We", "Us", or "Our") in this prospectus. We sell Separate Account A Contracts with a front-end sales charge. The Contracts invest in Separate Account A. You will find more information about the Contracts on pages 7 through 15 of this Prospectus.

HOW THE CONTRACTS WORK

     Like all variable annuity contracts, the Contract has two phases: an accumulation period and an annuity income period. During the accumulation period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you start to receive annuity income payments. You can select one of several annuity income payment options. The amount of your annuity payments will vary with the performance of Separate Account A as well as the type of annuity option you choose

      During the accumulation period, the amount of money you accumulate in your Contract depends on the performance of Separate Account A. You can gain or lose money if you invest in the Contract. Separate Account A invests at net asset value in shares of the Special Bond Fund.

     The Contract provides a guaranteed death benefit that we pay to a designated beneficiary when the Annuitant dies. The Separate Account A Contract guarantees that the beneficiary will receive the greater of (i) the total Purchase Payments less any withdrawals or (ii) the Accumulated Value of the Contract at the time of death.

WHO WE ARE

     First Investors Life Insurance Company
     --------------------------------------

     First Investors Life, 95 Wall Street, New York, New York 10005 is a stock life insurance company incorporated in New York in 1962. We write life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the First Investors Management Company, Inc. and First Investors Life.

     Separate Account A
     ------------------

     First Investors Life Variable Annuity Fund A ("Separate Account A") was established on September, 1979 under New York Insurance Law.

     Separate Account A is a registered unit investment trust with the Securities and Exchange Commission ("SEC"). This registration does not involve SEC supervision or the management or investment practices or policies of Separate Account A.

     We segregate the assets of Separate Account A from our other assets. We cannot charge liabilities arising out of our other businesses against that portion of Separate Account A's assets that is approximately equal to Contract reserves and liabilities. We credit to, or charge against, Separate Account A realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contracts are our obligations.

     Separate Account A invests, at net asset value, in shares of the Special Bond Fund. Separate Account A reinvests all distributions received from the Fund in additional shares of the Fund at net asset value. Separate Account A may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value. We value Fund shares that we hold in Separate Account A at their net asset values.

     The Special Bond Fund
     ---------------------

     The Special Bond Fund is a diversified open-end management investment company (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. Registration of the Fund does not involve supervision by the SEC of the management or investment practices or policies of the Fund. The Fund offers its shares only through the purchase of our variable annuity contracts. It does not offer its shares directly to the general public. The Fund reserves the right to offer its shares to other separate accounts of ours or directly to us.

     First Investors Management Company, Inc. (the "Adviser"), an affiliate of First Investors Life, is the investment adviser of the Fund. The Adviser supervises and manages the investments and operations of the Fund. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005.

WHO SHOULD CONSIDER PURCHASING A CONTRACT

     The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals and thereafter to annuitize the accumulated value of your Contract if you wish. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of receiving less money than you paid for the Contract. You may want to consult a tax advisor or other professional before you purchase a Contract.

RISK AND REWARD CONSIDERATIONS

         The Contracts offer you the opportunity to benefit on a tax deferred basis from the performance of an underlying investment portfolio or Subaccount. However, there are several important factors that you should consider before making a decision to purchase a Contract:

         1. You bear all of the investment risk of the underlying investment portfolio. You should therefore carefully review the prospectus for the Special Bond Fund. It explains the Fund's investment objectives, primary investment strategies, and primary risks.

         2. The Contracts are generally not appropriate choices for the investment of money that you will need in the short term. You should therefore only invest money that you will not need in the short term.

         3. If you are considering purchasing a Contract inside of an individual retirement account or qualified retirement plan, you should know that the same tax benefits are available whether you invest in mutual funds or variable annuities and that variable annuities generally have higher cost structures than those of mutual funds. The variable annuity's death benefit should be an important factor if you select a variable annuity.

        4. Like other financial services organizations, First Investors Life and its affiliates could experience problems in processing policy-related requests and rendering other services if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. (See "OTHER INFORMATION--Year 2000" for more information.)

                             THE CONTRACTS IN DETAIL

     The Contract is a variable annuity contract which provides you with the opportunity to accumulate capital on a tax deferred basis by investing in Separate Account A and thereafter annuitizing your accumulated cash value if you wish. We offer the Contract in states where we have the authority to issue the Contract. We designed the Contract to provide lifetime annuity payments to Annuitants according to several annuity options. The amount of annuity payments will vary with the investment performance of Separate Account A as well as the type of annuity you select. The Contract obligates us to make payments for the lifetime of the Annuitant in accordance with the annuity rates in the Contract, regardless of actual mortality experience (see "The Annuity Period"). On the death of the Annuitant before the Annuity Commencement Date, we pay a death benefit to the Beneficiary whom you designate. For a discussion of the amount and manner of payment of this benefit, see "Death of Annuitant During the Accumulation Period."

     You may surrender all or a portion of the Accumulated Value during the Accumulation Period. For a discussion on withdrawals during the Accumulation
Period, see "Surrender and Termination (Redemption) During the Accumulation Period." For Federal income tax consequences of a withdrawal, see "Tax Information." The exercise of any Contract right, including the right to make a withdrawal during the Accumulation Period, is subject to the terms and conditions of any qualified trust or plan under which the Contracts are purchased. This Prospectus contains no information concerning such trust or plan.

     We reserve the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations.

     Contractowners with any inquiries concerning their account should write to us at our Home Office, 95 Wall Street, New York, New York 10005.

PURCHASE PAYMENTS

     Your initial Purchase Payment must be at least $2,000. You may make Additional Payments under the Contract of at least $200 at any time after Contract issuance.

     We credit your initial Purchase Payment (less any charges) to a your Account on the Valuation Date that we receive it, provided that we have received a properly completed application. We credit an Additional Payment to your Account on the Valuation Date that we receive it. If we receive an incomplete application from you, you must provide us with all required information not later than five business days following the receipt of such application. Otherwise, we will return the Purchase Payment to you at the end of such five-day period.

   Your Purchase Payments buy Accumulation Units of Separate Account A and not shares of the Fund in which Separate Account A invests. We allocate Purchase

Payments to Separate Account A based on the next computed value of an Accumulation Unit following receipt at our Home Office or other designated office. We value Accumulation Units at the end of each Valuation Date (I.E., as of the close of regular trading on the NYSE, normally 4:00 P.M., Eastern Time).

SALES CHARGE DEDUCTED FROM PURCHASE PAYMENTS

     We intend the sales charge to cover expenses relating to the sale of the Contracts, including commissions paid to persons distributing the Contracts. Discounts are available on larger purchases. Moreover, when you make an Additional Payment after the issuance of the Contract, you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects: (a) the total amount of all Purchase Payments previously made plus (b) the amount of the Additional Payment being made.

                                 Deduction Table

                                        Sales Charge as % of
                                      ----------------------     Concession to
                                      Offering     Net Amount    Dealers as % of
Amount of Purchase Payment(s)         Price*       Invested      Offering Price
Less than $25,000.................    7.00%            7.53%          5.75%
$25,000 but under $50,000.........    6.25             6.67           5.17
$50,000 but under $100,000........    4.75             4.99           3.93
$100,000 but under $250,000.......    3.50             3.63           2.90
$250,000 but under $500,000.......    2.50             2.56           2.19
$500,000 but under $1,000,000.....    2.00             2.04           1.67
$1,000,000 or over................    1.50             1.52           1.24

 * Assumes that we have deducted no Premium taxes.

     We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, or (b) our agents who have been under contract for at least one year.

MORTALITY AND EXPENSE RISK CHARGES

     The mortality risk that we assume arises from our obligation to continue to make Fixed or Variable Annuity payments, determined in accordance with the other provisions of the Contracts, to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the Annuitant will receive under the Contract. Moreover, these factors may reduce the risk that the Annuitant will outlive the funds that the Annuitant has accumulated for retirement. We also assume mortality risk because of our guarantee of a minimum payment in the event of the death prior to the Annuity Commencement Date of the Annuitant prior to the Annuity Commencement Date. In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for our assumption of these mortality and expense risks, we deduct an amount equal, on an annual basis, to 0.75% of the daily Accumulation Unit value of Separate Account A. Of this charge, approximately 0.60% is for assuming the mortality risk, and 0.15% is for assuming the expense risk.

   We guarantee that we will not increase the mortality and expense risk charges during the term of any Contract. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contracts. These profits will not remain in Separate Account A.

OTHER CHARGES

     Administrative Charge
     ---------------------

     We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 due to partial surrenders. These charges are to compensate us for expenses involved in administering small accounts. If the actual expenses exceed charges, we will bear the loss.

     Premium Tax Charge
     ------------------

     Some states assess Premium taxes at the time you:

     o  make Purchase Payments,

     o  surrender, or

     o  begin receiving annuity payments.

     We currently advance any Premium taxes due at the time you make Purchase Payments and then deduct Premium taxes from the Accumulated Value of the Contract at the time of surrender, on death of the Annuitant or when annuity payments begin. However, we reserve the right to deduct Premium taxes when incurred. See "Appendix I" for Premium tax table.

     Expenses
     --------

     Total Separate Account A expenses for the fiscal year ended December 31, 1998 amounted to $__________ or _____% of average net assets for Separate Account A. The Special Bond Fund has expenses that it pays out of its assets.

THE ACCUMULATION PERIOD

     Crediting Accumulation Units
     ----------------------------

     During the Accumulation Period, we credit Purchase Payments on the Contracts to the Contractowner's Individual Account in the form of Accumulation Units. We determine the number of Accumulation Units that we credit to a Contractowner for Separate Account A by dividing (a) the Purchase Payment (less any charges) by (b) the value of an Accumulation Unit for Separate Account A. We make this valuation after we receive the Purchase Payment at our Home Office or other designated office.

     The value of the Contractowner's Individual Account varies with the value of the assets of Separate Account A. The investment performance of Separate Account A and the expenses and deduction of certain charges affect the value of an Accumulation Unit. There is no assurance that the value of your Individual Account will equal or exceed Purchase Payments. We determine your Individual
Account for a Valuation Period by multiplying (a) the total number of Accumulation Units we credit to Separate Account A by (b) the value of an Accumulation Unit for Separate Account A for the Valuation Period.

     Death of Annuitant During the Accumulation Period
     -------------------------------------------------

     If the Annuitant dies before the Annuity Commencement Date, we pay a Death Benefit to the Beneficiary you have designated. We make this payment when we receive (a) a death certificate or similar proof of the death of the Annuitant ("Due Proof of Death") and (b) a First Investors Life Claimant's Statement that includes notification of the Beneficiary's election to receive payment in either a single sum settlement or an Annuity Option. We determine the value of the

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

Death Benefit as of the next computed value of the Accumulation Units following our receipt of written notification of death at our Home Office or other designated office.

     If you do not elect payment of the Death Benefit under one of the Annuity Options before the Annuitant's death, the Beneficiary may elect to have the Death Benefit (a) paid in a single sum, (b) applied to provide an annuity under one of the Annuity Options or (c) as we otherwise permit. If the Beneficiary elects a single sum settlement, we pay the amount of the Death Benefit within seven days of receipt of Due Proof of Death and a Claimant's statement.

     If the Beneficiary wants an Annuity Option, the Beneficiary will have up to 60 days commencing with the date of our receipt of Due Proof of Death to select an Annuity Option. If the Beneficiary does not make a selection by the end of the 60-day period, we pay a single sum settlement to the Beneficiary. If the Beneficiary selects any Annuity Option, the Annuity Commencement Date is the date specified in the election. That date may be no later than 60 days after receipt by us of Due Proof of Death.

     The amount of the Death Benefit payable upon the death of the Annuitant will be the greater of (a) the total Purchase Payments less withdrawals or (b) the Accumulated Value.

     Death Benefit During Annuity Period
     -----------------------------------

   On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an Annuity Option, we make any remaining payments under the Annuity Option to the Beneficiary as provided by the Annuity Option.

   Unless otherwise provided in the Beneficiary  designation,  if no Beneficiary
survives  the  Annuitant,   the  proceeds  will  be  paid  in  one  sum  to  the
Contractowner, if living; otherwise, to the Contractowner's estate.

     Death of Contractowner During the Accumulation Period
     -----------------------------------------------------

     If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"). The entire interest of the Contractowner is the Accumulated Value of the Contract.

     If the death of the Contractowner occurs before the Annuity Commencement Date, we distribute the entire interest in the Contract to the Beneficiary (a) within five years, or (b) beginning within one year of death, over a period not longer than the life or life expectancy of the Beneficiary. If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

     Surrender and Termination (Redemption) During the Accumulation Period
     ---------------------------------------------------------------------

     You may elect, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant, to surrender the Contract for all or any part of your Individual Account. In the event of the termination of the Contract and on due surrender of the Contract at our Home Office or other designated office, we pay you the Accumulated Value of the Contract.

     We deduct any amount you request as a partial surrender from Separate Account A. This results in a corresponding reduction in the number of Accumulation Units credited to you in Separate Account A. For any total or partial surrender, we base the deduction on the next computed value of an Accumulation Unit following our receipt of a written request at our Home Office or other designated office. We may defer any such payment for a period of not more than seven days. However, we may postpone such payment during any period when:

     o trading on the NYSE is restricted as the SEC determines or the NYSE is closed for other than weekends and holidays;

     o    the SEC has by order permitted such suspension; or

     o any emergency, as defined by SEC rules, exists when the sale of portfolio securities or calculation of securities is not reasonably practicable.

     For information as to Federal tax consequences of surrenders, see "Tax Information." For information as to Premium tax consequences, see "Other Charges."

EXCHANGE PRIVILEGE

     At any time prior to the Annuity Commencement Date, you may exchange Separate Account A Contracts for First Investors Life Variable Annuity Fund C ("Separate Account C") Contracts, at the next computed values of the respective Accumulation Units of the two Separate Accounts. Although there is no charge for this exchange, Contractowners who exchange from Separate Account A to Separate Account C will be required to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of Separate Account C as a charge for mortality and expense risks. Contractowners are advised to read the Prospectus of Separate Account C, which may be obtained free of charge from First Investors Life, before exchanging Separate Account A Contracts for Separate Account C Contracts. We may modify or terminate this exchange privilege at any time.

THE ANNUITY PERIOD

     Commencement Date
     -----------------

     Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date. You may defer the Annuity Commencement Date until the first day of the calendar month after the Annuitant's 85th birthday or, if state law permits, 90th birthday. If you elect no other date, annuity payments will commence on the Contract anniversary date after the Annuitant's 85th birthday, or, if state law permits, 90th birthday.

     If the net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the variable annuity payments are less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

     Assumed Investment Rate
     -----------------------

     We build a 3.5% assumed investment rate into the Contract's Annuity Tables which are used to determine the amount of the monthly annuity payments. A higher rate would mean a higher initial payment but more slowly rising and more rapidly falling subsequent Variable Annuity payments. A lower rate would have the opposite effect. If the actual net investment rate of Separate Account A is at the annual rate of 3.5%, the Variable Annuity payments will be level. A Fixed Annuity features annuity payments that remain fixed as to dollar amount throughout the payment period and an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

     Annuity Options
     ---------------

     You may elect to receive payments under any one of the Annuity Options in the Contract. You may make this election at any time up to 30 days before the

Annuity Commencement Date on written notice to us at our Home Office or other designated office. If no election is in effect on the Annuity Commencement Date, we will make annuity payments on a variable basis only under Annuity Option 3 below, Life Annuity with 120 Monthly Payments Guaranteed. This is the Basic Annuity.

     The material factors that determine the level of your annuity benefits are:

     o the value of your Individual Account described in this Prospectus before the Annuity Commencement Date;

     o    the Annuity Option you select;

     o    the frequency and duration of annuity payments;

     o the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and,

     o in the case of a variable annuity, the investment performance of Separate Account A.

     On the Annuity Commencement Date, we apply the Accumulated Value, reduced by any applicable Premium taxes not previously deducted, to provide (a) the Basic Annuity or (b) if you have elected an Annuity Option, one of the Annuity Options we describe below.

     The Contracts provide for the six Annuity Options described below:

     Option 1 - LIFE ANNUITY payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this Option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

     Option 2a - JOINT AND SURVIVOR LIFE ANNUITY payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

     Option 2b - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

     Option 2c - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

     Under  Annuity   Options  2a,  2b  and  2c,  annuity   payments   terminate
automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

     Option 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, we have made payments for less than 60, 120 or 240 monthly periods, as elected, we make payments as follows:

     o We continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period. Pursuant to the 1940 Act, the Beneficiary may, at any time, elect to have us compute the present value of the guaranteed number of annuity payments, as specified immediately below, and pay that present value in a lump sum.

     o If a Beneficiary receiving annuity payments under this Option dies after the death of the Annuitant, we make the following calculation. As of the Valuation Period in which we receive notice of death of the Beneficiary at our Home Officer or other designated office, we compute the present value of the guaranteed number of annuity payments remaining after receipt of such notice. These payments will be equal to the payments that the deceased Beneficiary would have received had the Beneficiary not died. We compute this value at the effective annual interest rate assumed in determining the Annuity Tables, and pay it in a lump sum in accordance with the Contract.

     Option 4 - UNIT REFUND LIFE ANNUITY payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. We make an additional annuity payment to the Beneficiary equal to the following. We take the Annuity Unit value of Separate Account A as of the date we receive notice of death in writing at our Home Office or other designated office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to Separate Account A and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under Separate Account A represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

     Annuity Election
     ----------------

     You may elect to have the net Accumulated Value applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. After the Annuity Commencement Date, we allow no transfers or redemptions where we are making payments based on life contingencies. You must make these elections in writing to us at our Home Office or other designated office at least 30 days before the Annuity Commencement Date. In the absence of an election, we make annuity payments on a variable basis only under Annuity Option 3 above. Option 3 is the Basic Annuity, a Life Annuity with 120 Monthly Payments Guaranteed.

     Annuity Commencement Date Exchange Privilege
     --------------------------------------------

     If you fully surrender this Contract during the one-year period preceding its Annuity Commencement Date, you can use the proceeds to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

     Death of Contractowner During the Annuity Period
     ------------------------------------------------

     If the death of the Contractowner occurs on or after the Annuity Commencement Date, we distribute the entire interest in the Contract at least as rapidly as under the Annuity Option in effect on the date of death.

TEN-DAY REVOCATION RIGHT

     You may elect to cancel the Contract, (a) within ten days from the date the Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you (a) the Contract and (b) a written request for cancellation, at our Home Office or other designated office. We will pay you an amount equal to the sum of (a) the difference between the Purchase Payments made under the Contract and the amount allocated to Separate Account A under the Contract and (b) the Accumulated Value of the Contract on the date of surrender. The amount we refund to you may be more or less than your initial Purchase Payment depending on the investment results of Separate Account
A. Some  states  require a full  refund of  premiums.  In those  states,  if the

Contractowner elects to cancel the Contract under the ten-day revocation right, the Contractowner will receive a full refund of the Purchase Payment.

                                 TAX INFORMATION

General

     We base this discussion on our understanding of the federal income tax law and interpretations in effect on the date of this Prospectus. The discussion assumes that the contractowner is a natural person who is a U.S. citizen and U.S. resident. The tax effect on corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different. That law and interpretations could change, possibly retroactively. The discussion is general in nature. We do not intend it as tax advice, for which you should consult a qualified tax adviser.

    We discuss only federal income taxes and not state or other taxes.

    Taxation of the Contracts will depend, in part, on whether the Contract is purchased outside of a qualified retirement plan or an individual retirement account ("Non-Qualified Contracts") or as part of an individual retirement account or qualified plan ("Qualified Contracts").

NON-QUALIFIED CONTRACTS

     Purchase Payments
     -----------------

   Your Purchase Payments under a Non-Qualified Contract are not deductible from your gross income for tax purposes.

     Increases in Accumulated Value Before Distribution from Contract
     ----------------------------------------------------------------

    Generally, there is no tax on increases in your Contract's Accumulated Value until there is a distribution from a Non-Qualified Contract. A distribution could include a surrender or an annuity payment. However, the Contractowner is subject to tax on such increases, even before a distribution, in the following two situations:

     o    The Contractowner is not a natural person, subject to exceptions.

     o    The   investments   of  Separate   Account  A  do  not  meet   certain
          diversification or "investor controls" tests, discussed below.

     Annuity Payments
     ----------------

    Once annuity payments begin, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the contract. Generally, your investment in the Contract equals the Purchase Payments you made, less any amounts you previously withdrew that were not taxable.

    For fixed annuity payments, the tax-free portion of each payment is determined by:

     o dividing your investment in the Contract by the total amount you expect to receive out of the Contract and

     o    multiplying the result by the amount of the payment.

     For Variable Annuity payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

    The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

     Distributions Other than Annuity Payments
     -----------------------------------------

        Before annuity payments begin, the Code taxes distributions from Non-Qualified Contracts as follows:

     o a total or partial surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract;

     o a loan under, or an assignment or pledge of, a Contract is taxed in the same manner as a partial or total surrender;

     o a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's age 59-1/2, subject to certain exceptions; and

     o the Code treats all Contracts that we issue to you in the same calendar year as a single Contract. Consequently, you should consult your tax advisor before buying more than one Contract in any calendar year.

     Diversification and Control Tests
     ---------------------------------

     Separate Account A must meet the Code's investment diversification test. It meets the test if:

     o the Fund in which Separate Account A invests is diversified according to certain limits;

     o the Fund in which Separate Account A invests is a regulated investment company under the Code;

     o all shares of the Fund are owned only by (a) Separate Account A or similar accounts of First Investors Life or other insurance companies,
          (b) a life insurance company general account, or (c) the Adviser in starting or managing the Fund (in the case of (b) and (c) of this paragraph, there must be no intention to sell shares of the Fund to the general public); (d) the trustee of a qualified pension or retirement plan; and

     o access to the Fund is available only through the purchase of Contracts, or other Variable Annuity or life insurance products of First Investors Life or other insurance companies.

     If Separate Account A failed the diversification test, you would be taxed on increases in the value of any Contract you own that is supported by Separate Account A. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure.

     The Contracts must also meet an "investor control" test, which the Treasury Department has said it may address in guidelines through regulations or rulings. This test could specify that your control over allocation of values among different investments may cause you to be treated as the owner of Separate Account A assets, as applicable, for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid this result. As of the date of this prospectus, the Treasury Department has issued no guidelines on the subject. However, the Department has informally indicated that guidelines could limit the number of underlying funds or the frequency of transfers among those funds. The guidelines may apply only prospectively, although retroactive effect is possible if the guidelines do not embody a new position. Failure of the "control test" would result in current taxation to you of increases in your Contract value.

QUALIFIED PLAN CONTRACTS

     Taxation of a Contract depends, in part, on the provisions of the applicable plan where the Contract is issued to

     o    a qualified individual retirement account;

     o    a qualified corporate employee pension and profit-sharing plan; or

     o a retirement or deferred compensation plan that does not meet the requirements applicable to a qualified plan.

     Some of tax rules applicable to such Contracts are similar to tax rules applicable to Non-Qualified Contracts, including: (a) deferral of the taxation until you receive a distribution, (b) taxation of a part of each distribution or annuity payment, and (c) the 10% penalty on early distributions.

WITHHOLDING

     The Code generally requires us to withhold income tax from any Contract distribution, including a total or partial surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

     For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial surrenders), we generally withhold 10% of the taxable portion of each payment.

     You may elect not to have the withholding rules apply. For periodic payments, that election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

     The Code generally requires us to report all payments to the Internal Revenue Service.

OUR TAX STATUS

     The Code taxes us as a life insurance company. The Code taxes Separate Account A as part of our overall operation. Currently, we do not charge Separate Account A for an allocable portion of our federal income taxes. However, we do reserve the right to impose such a charge if it becomes necessary in the future.


                             PERFORMANCE INFORMATION

     From time to time, Separate Account A may advertise several types of performance information, including "yield," "average annual total return" and "total return." We base each of these figures on historical results and do not intend them to indicate the future performance of Separate Account A.

     The "total return" of Separate Account A is the total change in value of an investment in Separate Account A over a period of time, expressed as a percentage. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. We will quote average annual total return for one, five and ten-year periods. Average annual total return and total return figures include the deduction of all expenses and fees, including the payment of the Mortality and Expense Risk charges of 0.75% and the maximum sales charge of 7.00%.

     The "yield" of Separate Account A refers to the income that an investment in Separate Account A generates over a one-month or 30-day period expressed as a percentage of the value of Separate Account A's Accumulation Units. Yield is an annualized figure. We assume that Separate Account A generates the same level of net income over a one-year period, which we compound on a semi-annual basis.

     Neither the total return nor the yield figures reflect deductions for Premium taxes, since most states do not impose those taxes.

     For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.

                                OTHER INFORMATION

VOTING RIGHTS

     Because the Special Bond Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Special Bond Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, the Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of the Fund's shareholders in accordance with the 1940 Act. Thus, if the Fund sought to change fundamental investment objectives or investment policies, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by the Subaccount in which their Contract invests.

     We would vote the shares of the Fund held in Separate Account A or directly, at any Fund shareholders as follows:

     o    shares   attributable   to   Contractowners   for  which  we  received
          instructions,  would  be voted in  accordance  with the  instructions;

     o shares attributable to Contractowners for which we did not receive instructions would be voted in the same proportion that we voted shares held in Separate Account A for which we received instructions; and

     o    shares not attributable to  Contractowners  would be voted in the same
          proportion   that  we  voted   shares  held  in  Separate   Account  A
          attributable to Contractowners for which we received instructions.

     We will vote Fund shares that we hold directly in the same proportion that we vote shares held in Separate Account A that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in the subaccount. We will present all the shares of the Fund that we held through Separate Account A or directly at any Fund shareholders meeting for purposes of determining a quorum.

     We will determine the number of Fund shares held in Separate Account A that is attributable to each Contractowner as follows:

     o before the Annuity Commencement Date, we divide Separate Account A's Accumulated Value by the net assets value of one Fund share, and

     o after the Annuity Commencement Date, we divide the reserve held in Separate Account A for the variable annuity payment under the Contracts by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

     We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Fund establishes.

     We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Contractowner having a voting interest in Separate Account A.

     The voting rights that we describe in this Prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote Fund shares in our own right, to the extent the law permits.

RESERVATION OF RIGHTS

     We also reserve the right to make certain  changes if we believe they would
(a) best serve the interests of the Contractowners and Annuitants or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. We will obtain, when required, the necessary Contractowner or regulatory approval for any change and provide, when required, notification to Contractowners before making a change. For example, we may:

     o operate Separate Account A in any form permitted under the 1940 Act or in any other form permitted by law,

     o add, delete, or substitute for the Fund shares held in Separate Account A, the shares of any investment company or series thereof, or any investment permitted by law, or

     o amend the Contracts if required to comply with the Internal Revenue Code or any other applicable federal or state law.

DISTRIBUTION OF CONTRACTS

     Separate Account A, along with First Investors Life, has entered into an Underwriting Agreement with its affiliate, FIC, 95 Wall Street, New York, New York 10005 to sell the Contract. First Investors Life has reserved the right in the Underwriting Agreement to sell the Contracts directly. Insurance agents licensed to sell variable annuities sell the Contracts. These agents are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

YEAR 2000

     On and after January 1, 2000, computer date-related errors could adversely affect Separate Account A, as they could other separate accounts. These errors could occur in the computer and other information processing systems used by First Investors Life, the underlying Fund, the Adviser, Transfer Agent and other service providers. Typically, these systems use a two-digit number to represent the year for any date. Consequently, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make related mistakes when performing operations. First Investors Life, the Fund, the Adviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them. They are obtaining assurances from other service providers that the service providers are taking comparable steps. However, there can be no assurance that these steps will avoid any adverse impact on Separate Account A. Nor can Separate Account A estimate the extent of any impact.

FINANCIAL STATEMENTS

     The Statement of Additional Information, dated April 30, 1999, includes:

     o the financial statements for First Investors Life and the accompanying Report of Independent Certified Public Accountants; and

     o    and  the  financial   statements  for  Separate   Account  A  and  the
          accompanying Report of Independent Certified Public Accountants.

     You can get the Statement of Additional Information at no charge on request to First Investors Life at the address or telephone number on the cover page of this Prospectus.

                                TABLE OF CONTENTS
                         OF THE STATEMENT OF ADDITIONAL
                                   INFORMATION

       Item                                                                 Page
       ----                                                                 ----
    General Description........................................................2
    Services...................................................................2
    Annuity Payments...........................................................3
    Other Information..........................................................4
    Performance Information....................................................5
    Relevance of Financial Statements..........................................9
    Appendices................................................................10
    Financial Statements......................................................15



                                   APPENDIX I

                             STATE AND LOCAL TAXES*

Alabama...................--                     Mississippi...............--
Alaska....................--                     Missouri..................--
Arizona...................--                     Nebraska..................--
Arkansas..................--                     New Jersey................--
California................2.35%                  New Mexico................--
Colorado..................--                     New York .................--
Connecticut...............--                     North Carolina ...........--
Delaware..................--                     Ohio......................--
District of Columbia......2.25%                  Oklahoma..................--
Florida...................1.00%                  Oregon....................--
Georgia...................--                     Pennsylvania..............--
Illinois..................--                     Rhode Island..............--
Indiana...................--                     South Carolina............--
Iowa......................--                     Tennessee.................--
Kentucky..................2.00%                  Texas.....................--
Louisiana.................--                     Utah......................--
Maryland..................--                     Virginia..................--
Massachusetts.............--                     Washington................--
Michigan..................--                     West Virginia.............1.00%
Minnesota.................--                     Wisconsin.................--
                                                 Wyoming...................1.00%

Note:    State  legislation  could  change  the rates  above.  State  insurance regulation could change the applicability of the rates above.

*  Includes local annuity Premium taxation

                 FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                    FIRST INVESTORS LIFE INSURANCE COMPANY

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL __, 1999


      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund A, dated April 30, 1999, which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (212) 858-8200.





                               TABLE OF CONTENTS

                                                                  Page
                                                                  ----

      General Description........................................   2
      Services...................................................   2
      Annuity Payments...........................................   3
      Other Information..........................................   4
      Performance Information....................................   5
      Relevance of Financial Statements..........................   7
      Appendices.................................................   8
      Financial Statements.......................................  13

                              GENERAL DESCRIPTION

      FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Special Bond Fund, Inc. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.

      SEPARATE   ACCOUNT  A.  First  Investors  Life  Variable  Annuity  Fund  A
("Separate Account A") was established on September 11, 1979 under the provisions of the New York Insurance Law. The assets of Separate Account A are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account A is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account A.

      The assets of Separate Account A are invested at net asset value in shares of First Investors Special Bond Fund, Inc. (the "Fund"). The Fund's Prospectus describes the risks attendant to an investment in the Fund.


                                   SERVICES

      CUSTODIAN.   First  Investors   Life,   subject  to  applicable  laws  and
regulations, is the custodian of the securities of Separate Account A.

      INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account A. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account A which is set by the Audit Committee of the Board of Directors of First Investors Life.

      UNDERWRITER. First Investors Life and Separate Account A have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 1996, 1997, and 1998, FIC received fees of $5,165, $9,399, and $_____, respectively, in connection with the distribution of the Contracts in a continuous offering.

      The  Contracts  are sold by  insurance  agents  licensed to sell  variable
annuities,   who  are   registered   representatives   of  the   Underwriter  or
broker-dealers who have sales agreements with the Underwriter.

                               ANNUITY PAYMENTS

      VALUE OF AN ACCUMULATION UNIT. For Separate Account A, the value of an Accumulation Unit was arbitrarily initially set at $1.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of the Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for Separate Account A may increase or decrease from Valuation Period to Valuation Period.

      NET INVESTMENT FACTOR. The Net Investment Factor for Separate Account A for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) from the result, where:

(a)   is the net result of:

      (1) the net asset value per share of the Fund determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gains distributions made by the Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. Such factor is equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. This percentage represents approximately 0.60% charge for the mortality risk assumed and 0.15% charge for the expense risk assumed.

      The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for Separate Account A may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

      VALUE OF AN ANNUITY UNIT. For Separate Account A, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

      AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

      The dollar amount of the first monthly Variable Payment, based on Separate Account A determined as above, is divided by the value of an Annuity Unit for Separate Account A for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under Separate Account A. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for Separate Account A by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

      A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.


                               OTHER INFORMATION

      TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

      REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for Separate Account A and the Accumulation Unit Values. In addition, latest available reports of the Fund will be mailed to each Contractowner.

      ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office.

                            PERFORMANCE INFORMATION

      Separate Account A may advertise its performance in various ways.

      The yield for Separate Account A is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by Separate Account A during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of Separate Account A outstanding during the base period and (B) the maximum public offering price per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine Separate Account A's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      Separate Account A's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)(SUPERSCRIPT)1/n(/SUPERSCRIPT)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            [ERV-P]/P  = TOTAL RETURN


      In providing such performance data, Separate Account A will assume the payment of the maximum sales charge of 7.00% (as a percentage of the purchase payment) on the initial investment and the payment of the Mortality and Expense Risk Charges of 0.75% ("P"). Separate Account A will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.

      Average annual total return and total return for the periods ended December 31, 1998 calculated using the offering price for Separate Account A is set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN*

            One Year                    ____%
            Five Years                  ____%
            Ten Years                   ____%

TOTAL RETURN*

            One Year                    ____%
            Five Years                  ____%
            Ten Years                   ____%

      Nonstandardized average annual total return and total return may also be advertised using reduced sales charge levels or at net asset value per Accumulation Unit. In such case, the initial investment will either reflect a reduced sales load or no sales load. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Nonstandardized average annual total return and total return computed at net asset value for the periods ended December 31, 1998 for Separate Account A is set forth in the tables below:

NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN

            One Year                                               ____%
            Five Years                  ____%
            Ten Years                   ____%

TOTAL RETURN

            One Year                                               ____%
            Five Years                  ____%
            Ten Years                   ____%

      Return information may be useful to investors in reviewing Separate Account A's performance. However, the total return and average annual total return will fluctuate over time and the return for any given past period is not an indication or representation by Separate Account A of future rates of return.

      At times, the Adviser may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase Separate Account A's total return, average annual total return and yield during the period of the waiver or reimbursement.

      Separate Account A may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable vs. tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by Separate Account A of past or future yield or return.

--------
* The return figures assume the current maximum sales charge of 7.00%. Prior to December 30, 1991, the maximum sales charge for Separate Account A was 7.25%.

      From time to time, in reports and promotional literature, Separate Account A may compare its performance to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.


                       RELEVANCE OF FINANCIAL STATEMENTS

      The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of Separate Account A. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of Separate Account A.

                                  APPENDICES

                                  APPENDIX I

                                   EXAMPLE A
                   FORMULA AND ILLUSTRATION FOR DETERMINING
                  THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                             OF SEPARATE ACCOUNT A

Net Investment Factor = A + B
                        ----- -D
                          C
Where:

A = The Net Asset Value of a Fund share, plus dividends accrued but not reinvested, as of the end of the current Valuation Period.
       Assume................................................. =     $8.51000000
B = The per share amount of any dividend or capital gains
       distribution reinvested since the end of the immediately
       preceding Valuation Period.
       Assume................................................. =               0
C = The Net Asset Value of a Fund share, plus dividends
       accrued but not reinvested, as of the end of the
       immediately preceding Valuation Period.
       Assume................................................. =     $8.39000000
D = The daily deduction for mortality and expense risks,
       which totals .75% on an annual basis.
       On a daily basis....................................... =       .00002054

Then, the Net Investment Factor = 8.51000000 + 0 - .00002054.. =      1.01428220
                                  --------------
                                    8.39000000


                                   EXAMPLE B
                   FORMULA AND ILLUSTRATION FOR DETERMINING
                    ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                             OF SEPARATE ACCOUNT A

Accumulation Unit Value = A x B Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
       Period.
       Assume................................................. =     $1.46328760
B = The Net Investment Factor for the current Valuation Period.
       Assume................................................. =      1.01428220

Then, the Accumulation Unit Value = $1.46328760 x 1.01428220.. =      1.48418657

                                  APPENDIX II

                                   EXAMPLE A
                   FORMULA AND ILLUSTRATION FOR DETERMINING
                          DEATH BENEFIT PAYABLE UNDER
                   ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =  A           A
                         - (CxD), if - is greater than CxD
                         B           B


Where:

A = The Net Accumulated  Value applied on the Annuity
      Commencement Date to purchase the Variable Annuity.
      Assume.................................................. =      $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
      Assume................................................... =    $1.08353012

C = The number of Annuity Units represented by each payment made.
      Assume................................................... =   116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
      Assume................................................... =             30

Then the number of Annuity Units Payable:

                $20,000.00
               ------------  -  (116.61488844 x 30)
               $1.08353012

            =  18,458.18554633  -  3,498.44665320

            =  14,959.73889313


If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

     14,959.73889313 x $1.12173107 = $16,780.80

                                 APPENDIX III

                                   EXAMPLE A

                   FORMULA AND ILLUSTRATION FOR DETERMINING
                            ANNUITY UNIT VALUE OF
                              SEPARATE ACCOUNT A


Annuity Unit Value = A x B x C

Where:

A =  Annuity Unit Value of the immediately preceding Valuation
       Period.
       Assume................................................... =   $1.10071211

B =  Net  Investment  Factor for the Valuation  Period for
       which the Annuity Unit is being calculated.
       Assume................................................... =    1.00083530

C =  A factor to neutralize  the assumed  interest rate of
       3 1/2% built into the Annuity Tables used.
       Daily factor equals...................................... =    0.99990575

Then, the Annuity Value is:

     $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771


                                   EXAMPLE B

                   FORMULA AND ILLUSTRATION FOR DETERMINING
             AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                              SEPARATE ACCOUNT A

First Monthly Variable Annuity Payment =    A
                                          ------ x B
                                          $1,000

Where:

A = The Net  Accumulated  Value  allocated  to  Separate
      Account A for the Valuation  Date on or  immediately
      preceding  the seventh day before the Annuity
      Commencement Date.
      Assume................................................... =     $20,000.00

B = The Annuity  purchase  rate per $1,000 based upon the
      option  selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract.
      Assume................................................... =          $6.40

Then, the first Monthly Variable Payment = $20,000 x $6.40 = $128.00
                                           -------
                                            $1,000

                                   EXAMPLE C

                   FORMULA AND ILLUSTRATION FOR DETERMINING
              THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT A
             REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


Number of Annuity Units = A
                          -
                          B

Where:
A = The dollar amount of the first monthly Variable Annuity
     Payment.
     Assume................................................... =         $128.00

B = The  Annuity  Unit  Value  for the  Valuation  Date  on or
     immediately preceding the seventh day before the Annuity
     Commencement Date.
     Assume................................................... =     $1.09763000

Then, the number of Annuity Units =    $128.00    = 116.61488844
                                       -------
                                       $1.09763000


                                   EXAMPLE D

                   FORMULA AND ILLUSTRATION FOR DETERMINING
             THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                   ANNUITY PAYMENTS FROM SEPARATE ACCOUNT A


Second Monthly Variable Annuity Payment = A x B

Where:

A      = The Number of Annuity Units represented by each monthly
           Variable Annuity Payment.
           Assume..............................................=    116.61488844

B      = The  Annuity  Unit  Value  for the  Valuation  Date
           on or  immediately preceding  the  seventh  day
           before  the date on which  the  second  (or
           subsequent) Variable Annuity Payment is due.
           Assume..............................................=     $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.
Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                              Financial Statements
                             as of December 31, 1998

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

                            PART C: OTHER INFORMATION


ITEM 24. Financial Statement and Exhibits

         (a)      Financial Statements:

                  To be filed.

         (b)      Exhibits:

                  1.       Resolution   of  the  Board  of  Directors  of  First
                           Investors   Life  Insurance   Company   creating  the
                           Separate Account./1/

                  2.       Not applicable.

                  3.       Distribution Contracts:

                           a.       Underwriting    Agreement   between   First
                                    Investors Life  Insurance  Company and First
                                    Investors  Corporation dated April 16, 1987.
                                    /1/

                           b. Specimen Variable Annuity Agreement between First Investors Corporation and dealers and salesman. /1/

                  4. Specimen Individual Variable Annuity Contracts issued by the Company for participation in the Separate Account A. /1/

                  5.       Form of  application  used with  Individual  Variable
                           Annuity   Contracts   provided  in  response  to  (4)
                           above./1/

                  6.       a.       Articles of Incorporation of First Investors
                                    Life Insurance Company./1/

                           b. By-laws of First Investors Life Insurance Company./1/

                  7.       Not applicable.

                  8.       Not applicable.

                  9.       Opinion of counsel. (To be filed.)

                  10.      a.      Consent of  Independent  Public  Accountants
                                   (To be filed.)

                           b.      Powers of Attorney./1/

                  11.      Not applicable.

                  12.      Not applicable.

                  13.      Performance Calculations.

                  14.      Financial Data Schedule. (See Exhibit 27 below.)

                  27. Financial Data Schedule. (Inapplicable, because, notwithstanding Item 24 (b)(14) of Form N-4, the Commission staff has advised that no such schedule is required.)
--------------------

     /1/ Previously filed on May 19, 1997 in Post-Effective Amendment No. 23 to this Registration Statement.

ITEM 25. Directors and Officers of the Depositor

The following are  the Directors and  Officers of First Investors Life Insurance
Company:

                                                       Position and Office
Name and Principal                                     with First Investors
Business Address                                       Life Insurance Company
------------------                                     ----------------------
(Unless otherwise noted, an
individual's business address
is 95 Wall Street,
New York, New York 10005.)

Lawrence M. Falcon                                     Senior Vice President
                                                       and Comptroller

Richard H. Gaebler                                     President and Director

Jay G. Baris
Kramer, Levin, Naftalis
& Frankel                                              Director
919 Third Avenue
New York, NY  10022

William H. Drinkwater                                  First Vice President
                                                       and Chief Actuary

George V. Ganter                                       Director

Scott Hodes                                            Director
Ross & Hardies
150 North Michigan Avenue
Chicago, Il 60601

Glenn O. Head                                          Chairman and Director


Glenn T. Dallas                                        Director
21 Eagle Nest Road
Morristown, NJ 07960

Carol Lerner Brown                                     Secretary

Jackson Ream
Nations Bank of Texas                                  Director
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen Jr.                                    Director
Weiss, Peck & Greer
One New York Plaza
New York, NY  10004

Robert J. Grosso                                       Director
581 Main Street
Woodbridge, NJ 07095

John T. Sullivan                                       Director

Kathryn S. Head                                        Director
581 Main Street
Woodbridge, NJ  07095

Ada M. Suchow                                          Vice President
                                                       & Assistant Secretary

William M. Lipkus                                      Vice President &
581 Main Street                                        Chief Financial Officer
Woodbridge, NJ 07095

Martin A. Smith                                        Vice President


ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

         ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

         FIRST INVESTORS CONSOLIDATED CORPORATION (FICC) (Delaware).  Ownership:
         Glenn O. Head is the controlling person of the voting stock;  Principal
         Business: Holding Company; Parent of First Investors Life Insurance Company.

         ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

         EXECUTIVE INVESTORS  MANAGEMENT COMPANY,  INC.  (Delaware).  Ownership:
         100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS ASSET MANAGEMENT COMPANY,  INC. (Delaware).  Ownership:
         100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

         EXECUTIVE INVESTORS CORPORATION. (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

         FIRST FINANCIAL  SAVINGS BANK, S.L.A.  (FFSB) (New Jersey).  Ownership:
         100%  owned by FICC,  except  Directors  Qualifying  Shares;  Principal
         Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

         N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

         FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

         SCHOOL FINANCIAL  MANAGEMENT  SERVICES,  INC. (Ohio).  Ownership:  100%
         owned  by  FICC;   Principal  Business:   Tuition  assistance  program;
         Affiliate of First Investors Life Insurance Company.


ITEM 27. Number of Contractowners

         As of February 19, 1999, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund A was 1,187.


ITEM 28. Indemnification

         Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

         "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by
         Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

         Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

         The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily occurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

         A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund A pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund A has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund A of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund A in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund A will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. Principal Underwriters

         (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

                  First Investors Cash Management Fund, Inc.
                  First Investors Fund For Income, Inc.
                  First Investors Series Fund
                  First Investors Government Fund, Inc.
                  First Investors High Yield Fund, Inc.
                  First Investors Global Fund, Inc.
                  First Investors Multi-State Insured Tax Free Fund First Investors New York Insured Tax Free Fund, Inc. First Investors Insured Tax Exempt Fund, Inc.
                  First Investors Tax-Exempt Money Market Fund, Inc. First Investors U.S. Government Plus Fund
                  First Investors Series Fund II, Inc.
                  First Investors Life Variable Annuity Fund C
                  First Investors Life Level Premium Variable Life
                   Insurance (Separate Account B)
                  First Investors Life Variable Annuity Fund D

         First Investors Corporation is Sponsor of:

         First Investors Single Payment and Periodic Payment Plans I for
           Investment in First Investors Global Fund, Inc.
         First Investors Single Payment and Periodic Payment Plans II for
           Investment in First Investors Global Fund, Inc.
         First Investors Single Payment and Periodic Payment Plans for
           Investment in First Investors Fund For Income, Inc.
         First Investors Single Payment and Periodic Payment Plans for
           Investment in First Investors Government Fund, Inc.
         First Investors Periodic Payment Plans for Investment in First
           Investors High Yield Fund, Inc.

         First Investors Single Payment and Periodic Payment Plans for the
           Accumulation of Shares of First Investors Global Fund, Inc.
         First Investors Single Payment and Periodic Payment Plans for
           Investment in First Investors Insured Tax Exempt Fund, Inc.

         (b) The following persons are the officers and directors of First Investors Corporation:

Name and Principal                            Position and Office with
Business  Address                             First Investors Corporation
------------------                            ---------------------------
(Unless otherwise noted,
an individual's business
address is 95 Wall Street,
New York, New York 10005.)

Glenn O. Head                                 Chairman of the Board and Director

Lawrence A. Fauci                             Senior Vice President and Director

Kathryn S. Head                               Vice President and Director
581 Main Street
Woodbridge, NJ  07095

Joseph I. Benedek                             Treasurer
581 Main Street
Woodbridge, NJ  07095

Louis Rinaldi                                 Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Jeremiah J. Lyons                             Director
56 Weston Avenue
Chatham, NJ 07928

Frederick Miller                              Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Larry R. Lavoie                               Secretary and General Counsel

Marvin M. Hecker                              President

Matthew Smith                                 Vice President
581 Main Street
Woodbridge, NJ  07095

Anne Condon                                   Vice President
581 Main Street
Woodbridge, NJ  07095

John T. Sullivan                              Director

Jane W. Kruzan                                Director
232 Adair Street
Decatur, GA 30030


Elizabeth Reilly                              Vice President
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                               Vice President-Sales
                                              Administration

William M. Lipkus                             Chief Financial Officer
581 Main Street
Woodbridge, NJ 07095

         (c)      Not Applicable

ITEM 30. Location of Accounts and Records

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.

ITEM 31. Management Services

         Not applicable.

ITEM 32. Undertakings

         Registrant hereby makes the following undertakings:

         (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940

                  First Investors Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 22nd day of February, 1999.

                               FIRST INVESTORS LIFE VARIABLE
                               ANNUITY FUND A
                               (Registrant)


                               BY: FIRST INVESTORS LIFE INSURANCE
                                   COMPANY
                                   (Depositor)
                                   (On behalf of the Registrant and itself)


                               By /s/ Richard H. Gaebler
                                  -------------------------
                                      Richard H. Gaebler
                                      President



      As required by the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:


      SIGNATURE                     TITLE                   DATE
      ---------                     -----                   ----

/s/ Richard H. Gaebler        President and Director        February 22, 1999
-----------------------
Richard H. Gaebler

/s/ William M. Lipkus         Vice President and            February 22, 1999
---------------------           Chief Financial
William M. Lipkus               Officer

Glenn O. Head*              Chairman and Director         February 22, 1999
Jay G. Baris*               Director                      February 22, 1999
George V. Ganter*           Director                      February 22, 1999
Robert J. Grosso*           Director                      February 22, 1999
Scott Hodes*                Director                      February 22, 1999
Jackson Ream*               Director                      February 22, 1999
Nelson Schaenen Jr.*        Director                      February 22, 1999
John T. Sullivan*           Director                      February 22, 1999
Kathryn S. Head*            Director                      February 22, 1999
Glenn T. Dallas*            Director                      February 22, 1999


* By: /s/ Richard H. Gaebler
      ----------------------------
      Richard H. Gaebler
      Attorney-In-Fact
      Pursuant to Powers of
      Attorney previously filed